Supplementary information	18 Months Ended
Oct. 31, 2018
Disclosure of Supplementary information [Abstract]
Supplementary information
2 Supplementary information

Analysis of revenue by geography
The Group is domiciled in the UK. The Group’s revenue from external customers by geographical location are detailed below:

	18 months ended October 31, 2018		12 months ended April 30, 2017[1]		12 months ended April 30, 2016[1]
	$	’000	$	’000	$	’000
UK		299,579		52,230		55,257
USA		2,279,840		551,519		459,045
Germany		309,534		86,799		108,541
France		195,464		43,242		39,561
Japan		145,820		42,369		35,969
Other		1,524,161		301,114		292,869
Total		4,754,398		1,077,273		991,233

[1] The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).

Analysis of assets by geography
The total of non-current assets other than financial instruments and deferred tax assets as at October 31, 2018 located in the USA is $5,145.8m and non USA is $8,488.3m. They exclude trade and other receivables, derivative financial instruments and deferred tax. The total of non-current assets other than financial instruments and deferred tax assets as at April 30, 2017 located in the UK is $147.7m, the total in the USA is $3,778.7m and the total of such non-current assets located in other countries is $67.3m. They exclude trade and other receivables, derivative financial instruments and deferred tax

Analysis of revenue by product
Set out below is an analysis of revenue from continuing operations recognized between the principal product portfolios for the 18 months ended October 31, 2018 and 12 months ended April 30, 2017. As a result of the acquisition of HPE Software business the Group’s product portfolios have been redefined. The comparatives for the 12 months ended April 30, 2017 have not been represented into the new product portfolios.

18 months ended October 31, 2018:
	Licence $’000	Maintenance $’000	Consulting $’000	SaaS & other recurring $’000	Total $’000
Application Modernization & Connectivity	256,256	497,632	17,941	-	771,829
Application Delivery Management	185,460	646,711	41,639	114,145	987,956
IT Operations Management	363,150	869,891	192,772	15,055	1,440,868
Security	291,603	580,228	81,429	41,614	994,875
Information Management & Governance	117,227	267,133	32,521	203,053	619,933
Subtotal	1,213,696	2,861,595	366,302	373,867	4,815,460
Deferred revenue haircut	(7,592)	(42,657)	(2,046)	(8,767)	(61,062)
Total Revenue	1,206,104	2,818,938	364,256	365,100	4,754,398

12 months ended April 30, 2017[1]:
	Licence $’000	Maintenance $’000	Consulting $’000	SaaS & other recurring $’000	Total $’000
CDMS	105,962	149,668	9,530	-	265,160
Host Connectivity	69,158	104,912	1,857	-	175,927
Identity, Access & Security	48,635	141,298	18,354	-	208,287
Development & IT Operations Management Tools	55,464	219,604	13,860	-	288,928
Collaboration & Networking	29,175	112,079	4,609	-	145,863
Subtotal	308,394	727,561	48,210	-	1,084,165
Deferred revenue haircut	-	(6,892)	-	-	(6,892)
Total Revenue	308,394	720,669	48,210	-	1,077,273

[1] The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).

12 months ended April 30, 2016[1]:

	Licence $’000	Maintenance $’000	Consulting $’000	SaaS $’000	Total $’000

Micro Focus Product Portfolio (continuing operations):
CDMS	104,737	145,180	8,911	-	258,828
Host Connectivity	89,862	107,171	2,920	-	199,953
Identity, Access & Security	52,360	145,648	22,083	-	220,091
Development & IT Operations Management Tools	33,918	121,310	2,219	-	157,447
Collaboration & Networking	23,943	135,392	5,829	-	165,164
Subtotal	304,820	654,701	41,962	-	1,001,483
Deferred revenue haircut	-	(10,250)	-	-	(10,250)
Total Revenue	304,820	644,451	41,962	-	991,233

[1] The comparatives for the 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).